S000001585 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Equity Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	11.44%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	14.51%	10.84%	11.30%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	14.65%	11.00%	11.47%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	9.21%	10.33%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.32%	9.69%	10.16%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	14.51%	10.84%	11.30%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.87%	7.32%	7.82%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.12%	8.03%	8.22%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent